CONSOLIDATED STATEMENTS OF CASH FLOWS € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Statement of cash flows [abstract]
Profit before tax	€ 38,591	€ 46,679	€ 857
Non-cash adjustments:
Depreciation, amortization, impairment	7,276	5,177	6,559
Equity settled share based payments	5,721	3,825	3,270
Non-current assets	0	0	1,315
Fair value gain (loss) on revaluation of derivatives	(60)	209	495
Other finance income	(624)	(1,011)	(18)
Other finance expenses	29,151	15,259	36,658
Share of net profits in associates using the equity method	(317)	(229)	0
Other	(1,421)	(39)	(2,413)
Operating cash flows before changes in working capital	78,317	69,870	46,723
Changes in working capital:
Inventories	(2,762)	3,067	1,019
Trade and other receivables	(3,499)	(8,492)	(6,554)
Payables and other current liabilities	2,569	8,677	1,391
Restricted cash	1,043	(1,064)	132
Release contract liabilities	0	(1,467)	(804)
Total changes in working capital	(2,649)	721	(4,816)
Interest received	626	1,011	18
Income taxes paid	(2,326)	(5,098)	(1,417)
Net cash flows generated from (used in) operating activities	73,968	66,504	40,508
Capital expenditure for property, plant and equipment	(4,076)	(2,362)	(2,496)
Investment intangible assets	(7,929)	(1,650)	(1,273)
Investment associate	(288)	(2,503)	0
Acquisition of license	(1,385)	(18,702)	0
Net cash flows used in investing activities	(13,678)	(25,217)	(3,769)
Repayment on loans and borrowings	(50,088)	(31,406)	(15,137)
Payment on contingent consideration	(18,136)	(17,634)	0
Payment of lease liabilities	(1,913)	(1,967)	0
Repayments of bonds, notes and debentures	0	0	(2,257)
Proceeds of issued convertible bond	125,000	0	0
Transaction costs related to issued convertible bond	(2,318)	0	0
Interests on loans	(1,875)	(8,418)	(11,063)
Proceeds of equity and warrants	2,443	2,778	10,496
Net cash flows generated from (used in) financing activities	53,113	(56,647)	(17,961)
Increase (decrease) of cash	113,403	(15,360)	18,778
Exchange rate effects	(12,634)	1,348	2,876
Cash and cash equivalents at January 1,	66,299	80,311	58,657
Total cash and cash equivalents at 31 December	€ 167,068	€ 66,299	€ 80,311